Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Other Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Assets Abstract
Other non-current assets	€ 257,267	€ 308,066
Prepaid expenses	257,267	308,066
Total	257,267	308,066
Current other assets
Prepayments on research & development projects	3,670,167	9,776,505
Prepaid expenses	272,999	1,841,935
Others	93,482	2,552,071
Total	4,036,648	14,170,511
Total other assets	€ 4,293,915	€ 14,478,577